Expense Example, No Redemption - BNY Mellon Ultra Short Income ETF - BNY Mellon Ultra Short Income ETF	Jun. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 12
Expense Example, No Redemption, 3 Years	39
Expense Example, No Redemption, 5 Years	68
Expense Example, No Redemption, 10 Years	$ 154